Leases - Other (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Undiscounted potential future rental payments	€ 5,778,000	€ 5,778,000
Leases
Beginning balance	9,061,002	10,238,332
Depreciation charge for the year	(2,245,767)	(1,903,223)	€ (1,869,296)
Additions to right-of-use assets	2,986,389	928,414
Additions due to business combinations	(210,667)
Derecognition of right-of-use assets	(85,605)
Foreign currency effect	79,384	(202,521)
Ending Balance	€ 10,006,070	9,061,002	10,238,332
Vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Operating lease, lease term	3 years
Buildings
Leases
Beginning balance	€ 8,929,305	10,124,959
Depreciation charge for the year	(2,160,175)	(1,817,745)
Additions to right-of-use assets	2,888,736	824,613
Additions due to business combinations	(210,667)
Derecognition of right-of-use assets	(85,605)
Foreign currency effect	79,384	(202,521)
Ending Balance	9,862,313	8,929,305	10,124,959
Factory, office and other equipment
Leases
Beginning balance	131,696	113,373
Depreciation charge for the year	(85,592)	(85,478)
Additions to right-of-use assets	97,652	103,802
Ending Balance	€ 143,757	€ 131,696	€ 113,373
Minimum | Property and equipment.
Disclosure of quantitative information about right-of-use assets [line items]
Operating lease, lease term	3 years
Maximum | Property and equipment.
Disclosure of quantitative information about right-of-use assets [line items]
Operating lease, lease term	18 years